CREDIT FACILITIES (Long Term Credit Facilities) (Details) (USD $)	1 Months Ended	12 Months Ended						6 Months Ended					6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			1 Months Ended							1 Months Ended																1 Months Ended			2 Months Ended	4 Months Ended											1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Nov. 19, 2013	Sep. 30, 2009	Jul. 31, 2008	Jun. 30, 2014 Promissory Note One [Member]	Dec. 31, 2013 Promissory Note One [Member]	Dec. 06, 2011 Promissory Note One [Member]	Mar. 26, 2011 Promissory Note One [Member]	Mar. 01, 2011 Promissory Note One [Member]	Jun. 30, 2014 Promissory Note Two [Member]	Dec. 31, 2013 Promissory Note Two [Member]	Dec. 31, 2012 Promissory Note Two [Member]	Nov. 28, 2011 Promissory Note Two [Member]	Mar. 26, 2011 Promissory Note Two [Member]	Jun. 30, 2014 Promissory Note Three [Member]	Dec. 31, 2013 Promissory Note Three [Member]	Mar. 31, 2013 Promissory Note Three [Member]	Dec. 31, 2012 Promissory Note Three [Member]	Mar. 31, 2012 Promissory Note Three [Member]	Nov. 28, 2011 Promissory Note Three [Member]	Jun. 30, 2014 Promissory Note Four [Member]	Dec. 31, 2013 Promissory Note Four [Member]	May 31, 2013 Promissory Note Four [Member]	May 31, 2012 Promissory Note Four [Member]	Mar. 30, 2012 Promissory Note Four [Member]	Jun. 30, 2014 Promissory Note Five [Member]	Dec. 31, 2013 Promissory Note Five [Member]	May 26, 2014 Promissory Note Five [Member]	May 30, 2012 Promissory Note Five [Member]	Mar. 31, 2012 Convertible Debt [Member]	Feb. 29, 2012 Convertible Debt [Member]	Aug. 31, 2011 Convertible Debt [Member]	Sep. 30, 2009 Maximum [Member]	Jul. 31, 2008 Maximum [Member]	Sep. 30, 2009 Minimum [Member]	Jul. 31, 2008 Minimum [Member]	Mar. 31, 2014 Moody Bank [Member]	Mar. 31, 2013 Moody Bank [Member]	Mar. 31, 2013 Moody Bank [Member]	Mar. 31, 2012 Moody Bank [Member]	Feb. 28, 2011 Moody Bank [Member]	Feb. 28, 2010 Moody Bank [Member]	Aug. 30, 2009 Moody Bank [Member]	Aug. 31, 2009 Moody Bank [Member]	Jun. 30, 2014 Moody Bank [Member]	Dec. 31, 2013 Moody Bank [Member]	Mar. 26, 2013 Moody Bank [Member]	Mar. 01, 2013 Moody Bank [Member]	Dec. 31, 2012 Moody Bank [Member]	Mar. 01, 2012 Moody Bank [Member]	Dec. 31, 2009 Moody Bank [Member]	Aug. 03, 2009 Moody Bank [Member]	Nov. 30, 2013 Comerica Bank [Member]	Apr. 30, 2013 Comerica Bank [Member]	Mar. 31, 2012 Comerica Bank [Member]	Feb. 10, 2011 Comerica Bank [Member]	Aug. 10, 2011 Comerica Bank [Member]	Dec. 31, 2013 Comerica Bank [Member]	Nov. 19, 2013 Comerica Bank [Member]	Apr. 18, 2013 Comerica Bank [Member]	Apr. 05, 2013 Comerica Bank [Member]	Dec. 31, 2012 Comerica Bank [Member]	Mar. 30, 2012 Comerica Bank [Member]	Dec. 31, 2011 Comerica Bank [Member]	Mar. 10, 2011 Comerica Bank [Member]	Nov. 10, 2010 Comerica Bank [Member]	Jan. 06, 2009 Comerica Bank [Member]	Nov. 30, 2013 MNH Holdings [Member]	Jun. 30, 2014 MNH Holdings [Member]	Dec. 31, 2013 MNH Holdings [Member]	Nov. 19, 2013 MNH Holdings [Member]
Line of Credit Facility [Line Items]
Revolving credit agreement amount																																												$ 2,500,000	$ 2,500,000									$ 2,500,000	$ 10,000,000								$ 12,000,000	$ 500,000				$ 33,000,000	$ 33,000,000	$ 33,000,000
Basis spread																																														1.00%	1.00%											3.50%														4.75%	4.75%
Interest rate floor																																														6.00%	6.00%											6.00%
Interest rate ceiling																																																																								8.00%
Interest rate per annum								12.00%					12.00%					12.00%						12.00%					12.00%															6.75%	6.50%																					6.75%							8.00%
Debt to tangible net worth ratio																																																						2.5
Amount of credit facility outstanding																																																	783,049	1,290,463	1,290,463	1,385,885	1,822,767	1,679,319														22,648,222	23,704,253
Renewal period, days																																																						60
Additional amount borrowed																																																						820,681
Fixed interest rate												12.00%		12.00%					12.00%						12.00%					12.00%					8.00%
Number of monthly payments																																												11	11																											18	18
Monthly payment																																								60,621	62,500	62,500	57,500	45,060	37,817													275,000
Monthly principal payment																																																									175,000		110,000	160,000												258,333	258,333
Long-term Debt		7,295,685	21,161,332	5,683,338				142,000	142,000			100,000	100,000	142,000	142,000		142,000	320,000	100,000		100,000		100,000	150,000	320,000			220,000	70,000	150,000		250,000																426,458	783,049													18,135,374			19,063,447	20,372,657						8,792,242	9,300,000	9,300,000
Maturity date								Dec. 06, 2014					Dec. 28, 2014	Dec. 06, 2014				Feb. 25, 2015	Dec. 28, 2014					May 15, 2015	Feb. 25, 2014				Jun. 15, 2015	May 15, 2014										Feb. 01, 2015																																Nov. 19, 2015	Nov. 19, 2015
Debt payments start date																																								Apr. 01, 2014																																May 12, 2014
Conversion price																																		$ 0.0525	$ 0.00009
Repayment of debt																																	90,003																							18,135,374
Gain on Debt Refinance		6,708,385																																																						6,708,385															6,708,385
Attorney fees																																																																							243,880
Price of the put option on the warrants																																																																							2,000,000	2,000,000
Derivative Liability		1,933,501		4,400,001	1,883,109																																																																					1,883,109
Number of shares called by warrants		20,000,000			20,000,000	2,100,000	2,100,000
Warrant, exercise price		$ 0.05	$ 0.50	$ 0.05	$ 0.05																															$ 2.00	$ 2.00	$ 0.10	$ 0.10																																$ 0.00			$ 0.10
Warrant term	7 years
Transaction fee																																																																										418,500
Penalty rate on default																																																																								6.00%	6.00%
Interest Payable, Current																																																																								39,075	48,825
Debt issued										100,000	142,000					100,000				320,000		220,000				150,000	250,000				70,000
Conversion price, percentage of the average trading price																																			61.00%
Convertible note payable																																			68,000
Debt discount amortization			20,017																																43,475
Amount of debt converted																																		10,000
Shares issued for notes payable conversion																																		190,476
Extension fees																																																																		210,000
Pre-payment right amount																																																																			$ 17,500,000
Prepayment Penalty																																																																									10.00%